Quarterly Financial Data Quarterly Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Valuation Reserves	$ (27)	$ 120	$ (170)	$ 104	$ 473
Impairment losses			813	339	$ 370
Impairment losses			670	$ 205
MEP [Member]
Impairment losses			$ 308